Other liabilities - Text Details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Liabilities, Other [Abstract]
Other non-current liabilities	€ 45	€ 54
Non-current contract liabilities	431	469
Current contract liabilities	1,699	€ 1,809
Increase (Decrease) in current contract liabilities through operational activities	(109)
Revenue that was included in contract liability balance at beginning of period	€ 1,809